COMMON STOCK (Tables)	12 Months Ended
Dec. 31, 2022
COMMON STOCK
Schedule of common stock

At December 31, 2022 the common stock consisted of the following:

	Shares	Shares issued	Liquidation
	Authorized	and outstanding	Amount
Common Stock*	100,000,000	16,041,464	$—
Preferred Stock	1,000,000	—	—
Total	101,000,000	16,041,464	$—

*excludes shares issued as an ‘Escrow Reserve’

At December 31, 2021 the common stock consisted of the following:

	Shares	Shares issued		Liquidation
	Authorized	and outstanding		Amount
Series A	30,415,100	20,179,645		$5,355,678
Series B	1,675,600	1,673,092		977,755
Series C	3,947,835	2,713,649	*	1,192,377
Total	36,038,535	24,566,386		$7,525,810

*Represents fully vested Series C Shares

Schedule of reserved shares of Common Stock

The Company has reserved shares of Common Stock for the following as of December 31, 2022:

2022 Equity Incentive Plan reserve	2,411,283
Reserve for Earn-out shares	3,000,000
Reserve for exercise of Public Warrants	4,100,250
Reserve for exercise of Private Warrants	496,941
Total	10,008,474